Consolidating Condensed Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Vehicle rental	$ 6,026	$ 5,707	$ 5,297
Other	2,459	2,230	2,060
Net revenues	8,485	7,937	7,357
Operating	4,251	4,074	3,824
Vehicle depreciation and lease charges, net	1,996	1,811	1,471
Selling, general and administrative	1,080	1,019	925
Vehicle interest, net	282	264	297
Non-vehicle related depreciation and amortization	180	152	125
Interest expense	209	228	268
Intercompany interest expense (income)	0	0	0
Early extinguishment of debt	56	147	75
Restructuring expense	26	61	38
Transaction-related costs, net	13	51	34
Impairment	0	33	0
Total expenses	8,093	7,840	7,057
Income before income taxes	392	97	300
Provision for (benefit from) income taxes	147	81	10
Equity in earnings (loss) of subsidiaries	0	0	0
Net income	245	16	290
Total comprehensive income	106	23	322
Parent Company
Condensed Financial Statements, Captions [Line Items]
Vehicle rental	0	0	0
Other	0	0	1
Net revenues	0	0	1
Operating	10	7	0
Vehicle depreciation and lease charges, net	0	0	0
Selling, general and administrative	27	35	21
Vehicle interest, net	0	0	0
Non-vehicle related depreciation and amortization	0	0	0
Interest expense	2	3	9
Intercompany interest expense (income)	(13)	(12)	(18)
Early extinguishment of debt	0	53	44
Restructuring expense	0	0	0
Transaction-related costs, net	1	1	4
Impairment		0
Total expenses	27	87	60
Income before income taxes	(27)	(87)	(59)
Provision for (benefit from) income taxes	(10)	(14)	(8)
Equity in earnings (loss) of subsidiaries	262	89	341
Net income	245	16	290
Total comprehensive income	106	23	322
Subsidiary Issuers
Condensed Financial Statements, Captions [Line Items]
Vehicle rental	0	0	0
Other	0	0	0
Net revenues	0	0	0
Operating	13	15	5
Vehicle depreciation and lease charges, net	1	0	0
Selling, general and administrative	23	6	0
Vehicle interest, net	0	0	0
Non-vehicle related depreciation and amortization	2	2	2
Interest expense	163	196	246
Intercompany interest expense (income)	(11)	(30)	(314)
Early extinguishment of debt	56	94	31
Restructuring expense	0	0	0
Transaction-related costs, net	8	24	1
Impairment		33
Total expenses	255	340	(29)
Income before income taxes	(255)	(340)	29
Provision for (benefit from) income taxes	(108)	(124)	(106)
Equity in earnings (loss) of subsidiaries	409	305	206
Net income	262	89	341
Total comprehensive income	123	96	373
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Vehicle rental	4,038	3,786	3,491
Other	1,167	1,098	1,052
Net revenues	5,205	4,884	4,543
Operating	2,525	2,425	2,305
Vehicle depreciation and lease charges, net	1,920	1,776	902
Selling, general and administrative	602	591	573
Vehicle interest, net	200	182	234
Non-vehicle related depreciation and amortization	111	97	75
Interest expense	2	0	0
Intercompany interest expense (income)	1	6	277
Early extinguishment of debt	0	0	0
Restructuring expense	7	25	3
Transaction-related costs, net	(20)	3	1
Impairment		0
Total expenses	5,348	5,105	4,370
Income before income taxes	(143)	(221)	173
Provision for (benefit from) income taxes	186	156	72
Equity in earnings (loss) of subsidiaries	738	682	105
Net income	409	305	206
Total comprehensive income	273	310	237
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Vehicle rental	1,988	1,921	1,806
Other	3,426	3,086	2,130
Net revenues	5,414	5,007	3,936
Operating	1,703	1,627	1,514
Vehicle depreciation and lease charges, net	1,996	1,806	996
Selling, general and administrative	428	387	331
Vehicle interest, net	295	265	300
Non-vehicle related depreciation and amortization	67	53	48
Interest expense	42	29	13
Intercompany interest expense (income)	23	36	55
Early extinguishment of debt	0	0	0
Restructuring expense	19	36	35
Transaction-related costs, net	24	23	28
Impairment		0
Total expenses	4,597	4,262	3,320
Income before income taxes	817	745	616
Provision for (benefit from) income taxes	79	63	52
Equity in earnings (loss) of subsidiaries	0	0	0
Net income	738	682	564
Total comprehensive income	624	657	594
Eliminations
Condensed Financial Statements, Captions [Line Items]
Vehicle rental	0	0	0
Other	(2,134)	(1,954)	(1,123)
Net revenues	(2,134)	(1,954)	(1,123)
Operating	0	0	0
Vehicle depreciation and lease charges, net	(1,921)	(1,771)	(427)
Selling, general and administrative	0	0	0
Vehicle interest, net	(213)	(183)	(237)
Non-vehicle related depreciation and amortization	0	0	0
Interest expense	0	0	0
Intercompany interest expense (income)	0	0	0
Early extinguishment of debt	0	0	0
Restructuring expense	0	0	0
Transaction-related costs, net	0	0	0
Impairment		0
Total expenses	(2,134)	(1,954)	(664)
Income before income taxes	0	0	(459)
Provision for (benefit from) income taxes	0	0	0
Equity in earnings (loss) of subsidiaries	(1,409)	(1,076)	(652)
Net income	(1,409)	(1,076)	(1,111)
Total comprehensive income	$ (1,020)	$ (1,063)	$ (1,204)